Financial Liabilities: Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2023
Financial Liabilities: Interest-bearing Loans and Borrowings
Financial Liabilities: Interest-bearing Loans and Borrowings

Note 26

Financial Liabilities: Interest-bearing Loans and
Borrowings

New Debt Facility – replacing the RCF

On 29 June 2022 the Company entered into a Senior Secured Green Revolving Credit Facility (“RCF”) of a 3-year term loan of EUR 185 million with DNB Bank ASA.

The RCF consists of (i) a three-year non-amortizing term loan of EUR 150 million, in addition to voluntary prepayments in whole or any part of the loan, at any time, the loan will be repayable in a balloon payment of EUR 150 million, and (ii) a guarantee facility of up to EUR 35 million.

On 4 July 2022 the Company utilised EUR 115 million from the total EUR 150 million available from the RCF. With these funds the Group repaid in full the outstanding amounts, related to the term loan EUR 55 million and overdraft facility EUR 25 million from DNB Bank ASA and SpareBank 1 SR-Bank signed on 4 November 2020. At that time, the new RCF added about EUR 70 million in liquidity.

The RCF bears interest at 3-month or 6-month EURIBOR + the Applicable Margin, and subject to a green loan margin discount as long as the Company is in compliance with certain green asset criteria such as earmarked investments in green assets. The Group is currently in compliance with this green criteria and are expected to remain compliant for the duration of the facility. The full repayment of a senior debt facility generated a finance cost for the write-off of borrowing costs of approximately EUR 810,000 in July 2022.Due to a confidentiality agreement, the applicable margin cannot be disclosed.

In June 2023, the Debt Facility was amended to increase the guarantee facility to EUR 60 million and to increase the committed revolving credit facility to EUR 250 million, resulting in an increase of the aggregate Debt Facility to EUR 310 million. The above was refinanced and the Group entered into the new RCF, as explained below.

In connection with the Business Combination, the Company on 7 December 2023 entered into a new senior secured credit and guarantee facilities of up to EUR 550 million providing for (i) a revolving credit facility of up to EUR 250 million (5 year tenor), (ii) a revolving credit facility of up to EUR 100 million (18 months tenor), (iii) a term loan of up to EUR 100 million (8.5 year tenor) guaranteed by The Danish Export and Investment Fund of Denmark (EIFO) and (iv) an uncommitted guarantee facility of up to EUR 100 million (the “New Debt Facility”). The New Debt Facility has similar terms and conditions as the existing Debt Facility. The change of control provisions are similar to those included in the P-Class Facility (as described below).

The Company has utilised EUR 162 million from the total EUR 450 million available from the RCF. With these funds the Group repaid the outstanding amounts of Eneti’s previous Credit Facility, which amounted to USD 59.4 million (of which Eneti repaid USD 12.6 million in October 2023 from the proceeds from the sale of Seajacks Hydra, Seajacks Leviathan and the Seajacks Kraken). In addition, the Group has repaid the amounts under its own Debt Facility amounting to EUR 115 million.

The full repayment of the senior debt facility generated a finance cost for the write off of borrowing costs of approximately EUR 1.8 million thousand in 2023.

By the end of the reporting period, EUR 288 million remains unutilised from the RCF.

Holdco Facility (EUR 5O million)

On 15 November 2023, the Group entered into an unsecured Holdco Facility in an aggregate amount of EUR 50 million (tenor of five years) with HSBC. The financing includes a non-committed accordion option of up to EUR 50 million. The purpose of the Holdco Facility is, among others, partial funding of the wind installation activities of the Group and general corporate purposes. The facility includes customary financial and other covenants.

M-Class Facility (USD 436 million)

In connection with the Business Combination, the Group acquired a senior secured green term loan facility, which Eneti entered in November 2023, of up to USD 436 million (the “New Credit Facility”) with a group of international banks and export credit agencies co-arranged and co-underwritten by Crédit Agricole Corporate and Investment Bank and Société Générale, and with Société Générale as Green Loan Coordinator. The New Credit Facility finances approximately 65% of the purchase cost of the M-Class newbuilding, with the remaining 35% to be funded either by obtaining additional bank financing or through available operational cash reserves. The maturity date of the New Credit Facility in relation to each vessel is 12 years from the delivery date of each vessel. The New Credit Facility bears interest at a blended margin of SOFR plus 2.36% per annum (exclusive of premiums payable to K-SURE and Eksfin). However, the terms of the New Credit Facility provided that completion of the Business Combination would not trigger a change of control provision with regard to cancellation and prepayment of the New Credit Facility.

P-Class Facility (USD 425 million)

Further, Cadeler A/S and two of its subsidiaries, WIND N1064 Limited and WIND N1063 Limited, entered into a Sinosure-backed green term loan facility of up to EUR 425 million (12 year tenor) (the “P-Class Facility”) in December 2023 to finance the purchase of P-Class newbuilds. The funds under the P-Class Facility have been borrowed by WIND N1064 Limited and WIND N1063 Limited (the future owners of the P-Class newbuilds) and may not be reborrowed once repaid.

Further financing will be required from 2025 in connection with milestone payments for the A-Class New Builds. The Cadeler Group’s management expects to require approximately EUR 450 million of additional funding for the A-Class New Builds. Cadeler currently has a letter of intent in place for the order of one additional A-Class New Build. There can be no guarantee that the financing of such new builds and any future upgrades can be obtained on attractive terms or at all.

Covenants

The Group is in compliance with all covenants in the New Debt Facility (RCF):

-	Minimum Free Liquidity: Freely available cash and cash equivalents at of i) the higher of EUR 35.000.000 or 5% of gross interest bearing debt, if the ratio of forward-looking contract cash flow to net interest bearing debt are above 50% or ii) EUR 50,000,000 or an amount equal to 7.5% of the gross interest bearing debt at all other times.
-	Equity Ratio: The ratio of book equity to total assets at all times to be minimum 35%.
-	Working capital: the working capital shall be higher than zero (0).
-	Fair market value of vessels: The fair market value of the vessels shall at all times cover at least 150% of the gross interest bearing debt following the redelivery of the O-Class vessels.
-	Contracted cash flows: If at any reported quarter the aggregated loans exceed 80% the forward-looking expected cash revenues from legally binding contracts, the Contracted Cash Flows, the Borrower shall prepay the exceeding part of the Loans within five (5) Business Days.
-	Utilisation of RCF’s Facility under New Debt Facility must be above the outstanding on ECA Term Loan tranche.

Further, the Group is in compliance with some additional covenants specified in the Holdco Facility:

-	Fair market value of vessels: The fair market value of the vessels shall at all times cover at least 140% of the gross interest bearing debt.
-	Debt service coverage ratio: Cash flow available for debt service (including available liquidity covering cash, cash equivalent and undrawn New Debt Facility) at the Parent Company must be above Debt service cash flow related to the Holdco Facility (2:1).

As of the reported date, the P-Class and M-Class facilities remain unutilised. Given their non-utilisation, no assessment of compliance with associated covenants has been necessary up to this point. These covenants, if applicable, will require assessment upon utilisation of the facilities and contain customary financial and other covenants, including certain change of control provisions, similar to those disclosed for the utilised facilities.

Additionally, the Group is in compliance with below requirements:

Restriction on dividends: the Company is not permitted to pay any dividends or other distributions without DNB Bank ASA’s written consent. For the New Debt Facility, dividends and distributions should not exceed 50% of the consolidated net profit for the respective year. Further, in the Holdco Facility, the Company is not allowed to any distributions before the delivery of the P-Class, A-Class and M-Class.

Change of control: If any person or group of persons (other than Swire Pacific or the BW Group) acting in concert directly or indirectly gains control of 25% or more of the voting and/or ordinary shares of the Borrower, the Agent (acting on instructions from the majority lenders) may by written notice of sixty (60) days cancel the total commitments and demand prepayment of all amounts outstanding under the facilities.

As of 31 December 2023			Committed (EUR millions)[1]		Related derivatives contracts
						IRS nominal
	Interest rate	Maturity	Utilised	Unused	Average IRS rate	(EUR millions)
Secured
New Debt Facility (RCF)	3 months EURIBOR + 2.4%	2031	162	288	2.7%	150
New Debt Facility - Guarantee	0.80% - 1.20%	2026	45	55
Total New Debt Facility			207	343
P-Class Facility	3 months EURIBOR + (0.90% - 2.4%)	2035		425	3.0%	203
M-Class Facility (USD 436 million)	SOFR + 2.4%	2035		394
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	50	—
Total (excluding Guarantee facility)			212	1,107

1 As of 31 December 2022, Debt Facility (RCF) amounted to EUR 150 million of which EUR 115 million were utilised.